SEGMENT INFORMATION (Table) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenue	$ 125,572	$ 172,079	$ 259,409	$ 324,093
Loss on derivatives	(87)	(76)	(260)	(202)
Interest income/expense and finance cost, net	(27,372)	(25,306)	(52,730)	(50,546)
Depreciation and amortization	(24,233)	(25,872)	(48,556)	(51,706)
Equity in net earnings of affiliated companies	4,127	8,058	18,250	16,633
Net (loss)/income attributable to Navios Holdings common stockholders	(15,881)	5,285	(26,036)	14,744
Total assets	2,973,691	2,878,470	2,973,691	2,878,470	2,941,462
Capital expenditures	(8,733)	(8,138)	(18,219)	(46,892)
Goodwill	160,336	160,336	160,336	160,336	160,336
Investments in affiliates	303,103	188,070	303,103	188,070	197,291
Cash and cash equivalents	271,097	169,095	271,097	169,095	257,868	171,096
Restricted cash	6,011	9,521	6,011	9,521	24,704
Long term debt (including current and non-current portion)	1,418,728	1,413,847	1,418,728	1,413,847
Drybulk Vessel Operations
Segment Reporting Information [Line Items]
Revenue	62,105	98,787	122,712	200,653
Loss on derivatives	(87)	(76)	(260)	(202)
Interest income/expense and finance cost, net	(20,715)	(20,176)	(40,692)	(40,494)
Depreciation and amortization	(18,454)	(19,753)	(36,684)	(38,785)
Equity in net earnings of affiliated companies	4,127	8,058	18,250	16,633
Net (loss)/income attributable to Navios Holdings common stockholders	(18,704)	3,758	(32,647)	14,739
Total assets	2,422,071	2,447,063	2,422,071	2,447,063
Capital expenditures	(338)	(4,429)	(435)	(39,546)
Goodwill	56,240	56,240	56,240	56,240
Investments in affiliates	303,103	188,070	303,103	188,070
Cash and cash equivalents	146,554	125,079	146,554	125,079
Restricted cash	6,011	9,521	6,011	9,521
Long term debt (including current and non-current portion)	1,124,910	1,213,214	1,124,910	1,213,214
Logistics Business
Segment Reporting Information [Line Items]
Revenue	63,467	73,292	136,697	123,440
Interest income/expense and finance cost, net	(6,657)	(5,130)	(12,038)	(10,052)
Depreciation and amortization	(5,779)	(6,119)	(11,872)	(12,921)
Net (loss)/income attributable to Navios Holdings common stockholders	2,823	1,527	6,611	5
Total assets	551,620	431,407	551,620	431,407
Capital expenditures	(8,395)	(3,709)	(17,784)	(7,346)
Goodwill	104,096	104,096	104,096	104,096
Cash and cash equivalents	124,543	44,016	124,543	44,016
Long term debt (including current and non-current portion)	$ 293,818	$ 200,633	$ 293,818	$ 200,633